Employee benefits (Details 8) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Actuarial (gain)/loss
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ 7,178	₨ 12,955	₨ 5,267
Remeasurements of the net defined benefit liability [member]
Actuarial (gain)/loss
- Change in demographic assumptions	0	(10)	0
- change in financial assumptions	(9,342)	(12,015)	2,358
- experience variance	2,165	(929)	(7,625)
- return on plan assets, excluding amounts recognized in net interest expense/ income	1,999	2,138	2,596
Gain (loss) on remeasurement, net defined benefit liability (asset)	₨ (5,178)	₨ (10,816)	₨ (2,671)